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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
(No. 002-34393)	[X	]

Pre-Effective Amendment No.	[	]

Post-Effective Amendment No. 267	[X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
(No. 811-01879)	[X	]

Amendment No. 250	[X	]

(Check appropriate box or boxes.)

JANUS INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 303-333-3863

Kathryn Santoro – 151 Detroit Street, Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 18th day of December, 2017.

JANUS INVESTMENT FUND

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive Officer

Janus Investment Fund is organized under an Amended and Restated Agreement and Declaration of Trust dated March 18, 2003 (“Declaration of Trust”), a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Declaration of Trust. The execution of this Amendment has been authorized by the Registrant’s Board of Trustees, and this Amendment has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by the Board of Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bruce L. Koepfgen Bruce L. Koepfgen	President and Chief Executive Officer (Principal Executive Officer)	December 18, 2017

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	December 18, 2017

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William F. McCalpin* William F. McCalpin	Chairman and Trustee	December 18, 2017

Alan A. Brown* Alan A. Brown	Trustee	December 18, 2017

William D. Cvengros* William D. Cvengros	Trustee	December 18, 2017

Raudline Etienne* Raudline Etienne	Trustee	December 18, 2017

Gary A. Poliner* Gary A. Poliner	Trustee	December 18, 2017

James T. Rothe* James T. Rothe	Trustee	December 18, 2017

William D. Stewart* William D. Stewart	Trustee	December 18, 2017

Diane L. Wallace* Diane L. Wallace	Trustee	December 18, 2017

Linda S. Wolf* Linda S. Wolf	Trustee	December 18, 2017

/s/ Kathryn L. Santoro
*By:	Kathryn L. Santoro
Attorney-in-Fact

 Pursuant to Powers of Attorney, November 28, 2017, incorporated by reference to Exhibit (q)(1) to Post-Effective Amendment No. 265, filed on November 28, 2017

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INDEX OF EXHIBITS

Exhibit Number	Exhibit Title

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

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